Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Statement [Line Items]
Net Income		$ 2,330	$ 1,962	$ 1,865	$ 6,430	$ 5,023
Other Comprehensive Income (Loss), net of taxes
Reclassification to earnings of (gains) during the period	[1]	(11)	(15)	(19)	(32)	(64)
Other comprehensive income net of tax OCI debt financial assets		167	(152)	37	129	303
Net change in unrealized gains (losses) on cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges arising during the period	[2]	(1,051)	818	1,829	142	2,300
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period	[3]	272	184	335	797	1,103
Other comprehensive income net of tax cash flow hedges		(779)	1,002	2,164	939	3,403
Net gains (losses) on translation of net foreign operations
Unrealized gains (losses) on translation of net foreign operations		282	(3,205)	154	(311)	(244)
Unrealized gains (losses) on hedges of net foreign operations	[4]	(74)	747	(41)	132	20
Other comprehensive income, net of taxes, translation of net foreign operations		208	(2,458)	113	(179)	(224)
Items that will not be subsequently reclassified to net income
Net unrealized gains (losses) on fair value through OCI equity securities arising during the period	[5]			1	(11)	9
Net gains (losses) on remeasurement of pension and other employee future benefit plans	[6]	55	(28)	102	49	54
Net gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	[7]	(313)	146	107	(255)	(676)
Items that will not be reclassified to net income		(258)	118	210	(217)	(613)
Other Comprehensive Income (Loss), net of taxes		(662)	(1,490)	2,524	672	2,869
Total Comprehensive Income		1,668	472	4,389	7,102	7,892
Attributable to:
Bank shareholders		1,665	470	4,389	7,093	7,886
Non-controlling interest in subsidiaries		3	2		9	6
Total Comprehensive Income		1,668	472	4,389	7,102	7,892
Debt securities [member]
Other Comprehensive Income (Loss), net of taxes
Unrealized gains (losses) on fair value through OCI debt securities arising during the period	[8]	$ 178	$ (137)	$ 56	$ 161	$ 367

[1]	Net of income tax provision of $3 million, $6 million, $7 million for the three months ended and $11 million and $24 million for the nine months ended, respectively.
[2]	Net of income tax (provision) recovery of $409 million, $(302) million, $(702) million for the three months ended and $(41) million and $(884) million for the nine months ended, respectively.
[3]	Net of income tax (recovery) of $(102) million, $(70) million, $(127) million for the three months ended and $(301) million and $(418) million for the nine months ended, respectively.
[4]	Net of income tax (provision) recovery of $28 million, $(287) million, $14 million for the three months ended and $(51) million and $(9) million for the nine months ended, respectively.
[5]	Net of income tax (provision) recovery of $nil million, $nil million, $(1) million for the three months ended and $4 million and $(4) million for the nine months ended, respectively.
[6]	Net of income tax (provision) recovery of $(22) million, $11 million, $(40) million for the three months ended and $(19) million and $(22) million for the nine months ended, respectively.
[7]	Net of income tax (provision) recovery of $118 million, $(56) million, $(42) million for the three months ended and $96 million and $258 million for the nine months ended, respectively.
[8]	Net of income tax (provision) recovery of $(66) million, $50 million, $(21) million for the three months ended and $(61) million and $(134) million for the nine months ended, respectively.